Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Other Assets	Other Assets

Other Current Assets

		December 31,
($ in millions)	Notes	2024	2023
Prepaid expenses		45	45
Income taxes receivable		12	30
Contract assets	4	9	24
Other		49	42
		114	141

Other Non-Current Assets

				December 31,
($ in millions)	License Term	Amortization Start Date (1)	Notes	2024	2023
Upfront license fees, net:
Italian Scratch & Win	9 years	October 2019		346	467
Italian Lotto	9 years	December 2016		81	181
New Jersey	15 years, 9 months	October 2013		39	48
Indiana	16 years, 1 month	June 2015		6	7
Rhode Island	20 years, 6 months	January 2023		3	4
				477	707

Contract assets			4	42	46
Deferred income taxes			17	37	37
Other				51	45
				606	835
(1) Upfront license fees are amortized on a straight-line basis.